   As filed with the Securities and Exchange Commission on January 24, 2001
================================================================================
                                                    1933 Act File No.  333-_____
                                                    1940 Act File No.  811-09469

                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                    Form N-2
                        (Check appropriate box or boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]  Pre-Effective Amendment No. __________
[_]  Post-Effective Amendment No. _________
                    and
[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 4

               Nuveen Virginia Dividend Advantage Municipal Fund
         Exact Name of Registrant as Specified in Declaration of Trust
                 333 West Wacker Drive, Chicago, Illinois 60606
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
                                 (800) 257-8787
               Registrant's Telephone Number, including Area Code

                              Gifford R. Zimmerman
                          Vice President and Secretary
                              333 W. Wacker Drive
                            Chicago, Illinois 60606
 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

    Stacy H. Winick           Thomas S. Harman              Sarah E. Cogan
Bell, Boyd & Lloyd LLC   Morgan, Lewis & Bockius LLP  Simpson Thacher & Bartlett
   70 W. Madison St.         1800 M Street, N.W.         425 Lexington Avenue
   Chicago, IL 60602       Washington, D.C. 20036         New York, NY 10017

                 Approximate Date of Proposed Public Offering:

 As soon as practicable after the effective date of this Registration Statement

                               -----------------

     If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

     It is proposed that this filing will become effective (check appropriate box)

     [X] when declared effective pursuant to section 8(c)

     [_] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ______.

     The Registration Statement incorporates a combined prospectus pursuant to Rule 429 which relates to an earlier registration statement filed by the Registrant on November 3, 2000 as amended to date (File No. 333-49258) and as declared effective on January 23, 2001.

                               ---------------

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
============================================================================================================================
                                                                                       Proposed Maximum
  Title of Securities Being              Amount           Proposed Maximum Offering   Aggregate Offering       Amount of
          Registered                Being Registered(1)        Price Per Unit             Price (2)         Registration Fee
----------------------------------------------------------------------------------------------------------------------------
Common Shares, $.01 per value       871,666 Shares(3)              $15.00                $13,074,990             $3,269
============================================================================================================================

(1) Pursuant to this filing, the Registrant carries forward 2,233,334 shares previously registered (Reg. No. 333-49258). A filing fee of $8,375 was previously paid to the SEC in connection with the registration of those shares.
(2) Estimated solely for the purpose of calculating the registration fee.
(3) Includes 405,000 Common Shares which may be purchased pursuant to an over-allotment option granted by the Registrant to the Underwriters.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                               EXPLANATORY NOTE

     The Prospectus and Statement of Additional Information contained in the Registration Statement on Form N-2 (Reg. No. 333-49258) filed by Nuveen Virginia Dividend Advantage Municipal Fund (the "Fund") with the Securities and Exchange Commission on November 3, 2000 and, as amended, declared effective on January 23, 2001, are incorporated herein by reference.

                          PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

     1.   Financial Statements:

     Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in pre-effective amendment no. 3 to the Fund's registration statement on Form N-2 (File No. 333-49258) and are incorporated herein by reference.

     2.   Exhibits:

a.1 Declaration of Trust dated June 1, 1999. Filed as Exhibit a.1 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

b. By-laws of Registrant. Filed as Exhibit b to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

c.   None.

d. Form of Share Certificate. Filed as Exhibit d to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

e. Terms and Conditions of the Dividend Investment Plan. Filed as Exhibit e to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

f.   None.

g. Investment Management Agreement between Registrant and Nuveen Advisory Corp. dated December 14, 2000. Filed as Exhibit g to pre-effective amendment no. 1 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

h.1 Form of Underwriting Agreement. Filed as Exhibit h.1 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

h.2 Form of Master Selected Dealer Agreement. Filed as Exhibit h.2 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

h.3 Form of Master Agreement Among Underwriters. Filed as Exhibit h.3 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

h.4 Form of Salomon Smith Barney Inc. Letter Agreement. Filed as Exhibit h.4 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. Filed as Exhibit i to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

j. Form of Exchange Traded Fund Custody Agreement between Registrant and The Chase Manhattan Bank dated January __, 2001. Filed as Exhibit j to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

k.1 Form of Shareholder Transfer Agency Agreement between Registrant and Chase Manhattan Bank dated January __, 2001. Filed as Exhibit k.1 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

k.2 Expense Reimbursement Agreement between Registrant and Nuveen Advisory Corp. Filed as Exhibit k.2 to pre-effective amendment no. 1 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

l.1  Opinion and consent of Bell, Boyd & Lloyd LLC.

l.2  Opinion and consent of Bingham Dana LLP.

m.   None.

n.   Consent of  Ernst & Young LLP.

o.   None.

p. Subscription Agreement of Nuveen Advisory Corp. dated January 3, 2001. Filed as Exhibit p to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

q.   None.

r.1 Code of ethics of Nuveen Advisory Corp. Filed as Exhibit r.1 to pre-effective amendment no. 1 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

r.2 Code of ethics of Salomon Smith Barney. Filed as Exhibit r.2 to pre-effective amendment no. 1 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

s.   Powers of Attorney.

Item 25: Marketing Arrangements.

See Sections 2, 3 and 5(n) of the Underwriting Agreement filed as Exhibit h.1 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

See the Introductory Paragraph of the Form of Master Selected Dealer Agreement filed as Exhibit h.2 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

See Paragraph e of the Form of Letter Agreement between and the Underwriters filed as Exhibit h.3 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

See Introductory Paragraphs and Sections 1, 3, 5, 6 and 7 of the Form of Master Agreement Among Underwriters filed as Exhibit h.4 to pre-effective amendment no. 3 to Registrant's registration statement on Form N-2 (File No. 333-49258) and incorporated herein by reference.

Item 26: Other Expenses of Issuance and Distribution

     Securities and Exchange Commission fees                           $ 3,269
     National Association of Securities Dealers, Inc. fees             $ 1,808
     Printing and engraving expenses                                   $ 5,000
     Legal Fees                                                        $ 5,000
     American Stock Exchange listing fees                                    0
     Accounting expenses                                               $ 1,200
     Transfer agent fees                                                     0
     Miscellaneous expenses                                            $ 3,723
                                                                       =======
          Total                                                        $20,000*
                                                                       =======

-----------------

     * May be reduced pursuant to the contractual agreement of Nuveen Investments to pay (i) all Registrant's organizational expenses and (ii) offering costs (other than the sales load) that exceed $.03 per Common Share.

Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At January 24, 2001

                                                      Number of
                  Title of Class                    Record Holders
                  --------------                    --------------
                  Common Shares, $.01 par value           1

Item 29: Indemnification

     Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

     Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

     No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

     (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

     (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

     As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful).

     Section 8 of the Underwriting Agreement filed as Exhibit h to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Item 30: Business and Other Connections of Investment Adviser

     Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Money Market Trust, Nuveen Municipal Money Market Fund, Inc. and Nuveen Taxable Funds Inc. Nuveen Advisory Corp. also serves as investment adviser to the following closed-end management type investment companies other than the Registrant: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen New York Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Insured New York Premium Income Municipal Fund 2, Nuveen New Jersey Premium Income Municipal Fund 2, Nuveen Pennsylvania Premium Income

Municipal Fund 2, Nuveen Virginia Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen New York Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, and Nuveen Virginia Dividend Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part A of this Registration Statement.

Item 31: Location of Accounts and Records

     Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all advisory material of the investment adviser.

     The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004-2413, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp.

Item 32: Management Services

     Not applicable.

Item 33: Undertakings

     1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2.   Not applicable.

     3.   Not applicable.

     4.   Not applicable.

     5.   The Registrant undertakes that:

          a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

          b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 24th day of January, 2001.

                                  NUVEEN VIRGINIA DIVIDEND
                                  ADVANTAGE MUNICIPAL FUND

                                  /s/ Gifford R.  Zimmerman

                                  Gifford R. Zimmerman, Vice President and
                                  Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                    Title                           Date
        ---------                    -----                           ----
/s/ Stephen D. Foy          Vice President and Controller      January 24, 2001
-----------------------     (Principal Financial and
     Stephen D. Foy         Accounting Officer)

Timothy R. Schwertfeger     Chairman of the Board and
                            Trustee (Principal Executive
                            Officer)

Robert P. Bremner           Trustee

Laurence H. Brown           Trustee

Anne E. Impellizzeri        Trustee

Peter R. Sawers             Trustee

William J. Schneider        Trustee

Judith M. Stockdale         Trustee                            By: /s/ Gifford R. Zimmerman
                                                                 -----------------------------
                                                                       Gifford R. Zimmerman
                                                                       Attorney-In-Fact
                                                                       January 24, 2001

     Original powers of attorney authorizing Alan G. Berkshire and Gifford R. Zimmerman, among others, to execute this registration statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf this Registration Statement is filed, have been executed and filed as an exhibit.

                               INDEX TO EXHIBITS

a.   Declaration of Trust dated June 1, 1999.*
b.   By-laws of Registrant.*
c.   None.
d.   None.
e.   Terms and Conditions of the Dividend Investment Plan.*
f.   None.
g. Investment Management Agreement between Registrant and Nuveen Advisory Corp. dated December 14, 2000*
h.1  Form of Underwriting Agreement.*
h.2  Form of Master Selected Dealer Agreement.*
h.3  Form of Master Agreement among Underwriters.*
h.4  Form of Salomon Smith Barney Inc. Letter Agreement.*
i. Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees.*
j. Exchange Traded Fund Custody Agreement between Registrant and Chase Manhattan Bank dated January __, 2001.*
k.1 Form of Shareholder Transfer Agency Agreement between Registrant and Chase Manhattan Bank dated January __, 2001.*
k.2  Expense Reimbursement Agreement between Registrant and Nuveen Advisory
     Corp.*
l.1  Opinion and consent of Bell, Boyd & Lloyd LLC.
l.2  Opinion and consent of Bingham Dana LLP.
m.   None.
n.   Consent of Ernst & Young LLP.
o.   None.
p. Form of Subscription Agreement of Nuveen Advisory Corp., dated January 3, 2001.*
q.   None.
r.1  Code of ethics of Nuveen Advisory Corp.*
r.2  Code of ethics of Salomon Smith Barney.*
s.1  Powers of Attorney
___________________
*  Incorporated by reference - see Item 24.

                                       1